CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R)	Total	Share capital [member]	Other reserves [member]	Retained earnings [member]
Beginning balance at Jun. 30, 2015	R 1,529,900,000	R 4,181,400,000	R 135,800,000	R (2,787,300,000)
Total comprehensive income [abstract]
Profit for the year	61,900,000			61,900,000
Other comprehensive income	4,400,000		4,400,000	0
Transactions with owners of parent [abstract]
Dividend on ordinary share capital	(252,900,000)			(252,900,000)
Shares issued for cash	2,800,000
Treasury shares acquired through subsidiary	(6,500,000)	(6,500,000)
Ending balance at Jun. 30, 2016	1,339,600,000	4,177,700,000	140,200,000	(2,978,300,000)
Total comprehensive income [abstract]
Profit for the year	13,700,000			13,700,000
Other comprehensive income	(300,000)			(300,000)
Transactions with owners of parent [abstract]
Dividend on ordinary share capital	(50,600,000)			(50,600,000)
Shares issued for cash	0
Changes in other reserves			(140,200,000)	140,200,000
Ending balance at Jun. 30, 2017	1,302,400,000	4,177,700,000	0	(2,875,300,000)
Total comprehensive income [abstract]
Profit for the year	6,500,000			6,500,000
Other comprehensive income	600,000			600,000
Transactions with owners of parent [abstract]
Dividend on ordinary share capital	(42,200,000)			(42,200,000)
Shares issued for cash	0
Ending balance at Jun. 30, 2018	R 1,267,300,000	R 4,177,700,000	R 0	R (2,910,400,000)